Inventories	12 Months Ended
Feb. 28, 2023
Disclosure Of Inventories [Abstract]
INVENTORIES

10. INVENTORIES

	As of February 28
Figures in Rand thousands	2023	2022

Vehicles	75,843	25,369
Other consumables	3,316	-
Total inventories	79,159	25,369

Inventories recognized as an expense in cost of sales	218,847	59,213